Debt - mexico bank loan (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 21,117	€ 12,901	€ 15,597
Mexico Bank Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 200	€ 200
1-Month LIBOR | Mexico Bank Loan
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.35%